Earnings Per Share	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Earnings Per Share

Note 24. Earnings Per Share

The loss per share is calculated by dividing the profit or loss for the period by the weighted average number of ordinary shares outstanding in the year.

The profit (loss) per fully diluted share shall be calculated based on the result for the year divided by the weighted average number of fully diluted shares. The effects of potentially dilutive ordinary shares are not included in the calculation of diluted EPS because their effect would be anti-dilutive.

	2021	2020	2019
Net loss of the year	(100,863)	(10,447)	(17,013)
Number of ordinary shares issued at December 31*	101,110	97,129	97,129
Weighted average basic number of ordinary shares	98,143	97,129	97,129
Assumed exercise of share equivalents	—	—	—
Weighted average diluted number of shares	98,143	97,129	97,129
Basic and diluted loss per share in the year	(1.03)	(0.11)	(0.18)

*	Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.